Equity - Schedule of employee share compensation (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 59	£ 50	£ 3
Equity-settled plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	59	49	2
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	51	41	(3)
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	4	4	2
Savings plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 4	£ 4	£ 3